Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of changes in the carrying amount of goodwill
	IT professional services	Software services	Total

As of January 1, 2017	$43,874	$47,128	$91,002

Business combination	1,723	-	1,723
Measurement period adjustments	614	28	642
Foreign currency translation adjustments	2,192	2,630	4,822

As of December 31, 2017	$48,403	$49,786	$98,189

Business combination	-	277	277
Measurement period adjustments	(18)	-	(18)
Foreign currency translation adjustments	(1,694)	(1,748)	(3,442)

As of December 31, 2018	$46,691	$48,315	$95,006